Derivatives - Not Designated as Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Foreign currency forward and option contracts | Maximum
Derivatives
Maturity period of derivative contracts	12 months
Foreign currency forward and option contracts | Non-designated Hedges | Maximum
Derivatives
Maturity period of derivative contracts	1 year
Foreign Currency Forward Contracts | Non-designated Hedges
Derivatives
Aggregate fair value of contracts	$ 4.1	$ (4.0)